Shareholder Report, Holdings (Details)	Feb. 28, 2025
Intermediate Bond Fund of America® Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® Class A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® Class A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® Class A | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® Class A | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® Class A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® Class A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® Class C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® Class C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® Class C [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® Class C [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® Class C [Member] | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® Class C [Member] | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® Class C [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® Class C [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class C [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® Class T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® Class T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® Class T | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® Class T | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® Class T | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® Class T | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® Class T | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® Class T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class T | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® Class F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® Class F-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® Class F-1 | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® Class F-1 | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® Class F-1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® Class F-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® Class F-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® Class F-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® Class F-2 | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® Class F-2 | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® Class F-2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® Class F-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® Class F-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® Class F-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® Class F-3 | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® Class F-3 | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® Class F-3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® Class F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® Class 529-A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® Class 529-A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® Class 529-A | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® Class 529-A | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® Class 529-A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® Class 529-A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class 529-A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® Class 529-C | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® Class 529-C | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® Class 529-C | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® Class 529-C | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® Class 529-C | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® Class 529-C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class 529-C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® Class 529-E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® Class 529-E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® Class 529-E | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® Class 529-E | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® Class 529-E | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® Class 529-E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class 529-E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® - Class 529-T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® - Class 529-T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® - Class 529-T | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® - Class 529-T | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® - Class 529-T | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® - Class 529-T | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® - Class 529-T | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® - Class 529-T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-T | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® - Class 529-F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® - Class 529-F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® - Class 529-F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® - Class 529-F-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® - Class 529-F-1 | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® - Class 529-F-1 | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® - Class 529-F-1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® - Class 529-F-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® - Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® - Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® - Class 529-F-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® - Class 529-F-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® - Class 529-F-2 | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® - Class 529-F-2 | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® - Class 529-F-2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® - Class 529-F-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® - Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® - Class 529-F-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® - Class 529-F-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® - Class 529-F-3 | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® - Class 529-F-3 | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® - Class 529-F-3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® - Class 529-F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America - Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America - Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America - Class R-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America - Class R-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America - Class R-1 | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America - Class R-1 | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America - Class R-1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America - Class R-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America - Class R-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® - Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® - Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® - Class R-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® - Class R-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® - Class R-2 | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® - Class R-2 | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® - Class R-2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® - Class R-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® - Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® - Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® - Class R-2E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® - Class R-2E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® - Class R-2E | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® - Class R-2E | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® - Class R-2E | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® - Class R-2E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-2E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® - Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® - Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® - Class R-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® - Class R-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® - Class R-3 | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® - Class R-3 | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® - Class R-3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® - Class R-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® - Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® - Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® - Class R-4 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® - Class R-4 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® - Class R-4 | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® - Class R-4 | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® - Class R-4 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® - Class R-4 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® - Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® - Class R-5E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® - Class R-5E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® - Class R-5E | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® - Class R-5E | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® - Class R-5E | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® - Class R-5E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-5E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® - Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® - Class R-5 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® - Class R-5 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® - Class R-5 | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® - Class R-5 | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® - Class R-5 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® - Class R-5 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-5 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
Intermediate Bond Fund of America® - Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.23%
Intermediate Bond Fund of America® - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Intermediate Bond Fund of America® - Class R-6 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Intermediate Bond Fund of America® - Class R-6 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Intermediate Bond Fund of America® - Class R-6 | Asset-backed obligations
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Intermediate Bond Fund of America® - Class R-6 | Bonds & notes of governments & government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Intermediate Bond Fund of America® - Class R-6 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Intermediate Bond Fund of America® - Class R-6 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-6 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]

[1]	Includes derivatives.